SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - USD ($)											12 Months Ended
	Dec. 22, 2022	Nov. 14, 2022	Nov. 09, 2022	Oct. 20, 2022	Sep. 20, 2022	Aug. 31, 2022	Jun. 22, 2022	Jun. 01, 2022	Apr. 28, 2022	Mar. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 03, 2023	Jun. 02, 2023	Jul. 31, 2022
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount											$ 1,520,200	$ 145,200
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 564,138	$ 457,380
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Oct. 20, 2022
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 74,621	$ 60,500
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 225,377
Debt instrument interest rate											0.00%
Debt instrument maturity date											Aug. 30, 2024
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount												$ 16,714
Debt Conversion, Original Debt, Amount												$ 199,650
Debt Conversion, Converted Instrument, Shares Issued												1
Convertible Promissory Note Three [Member] | Due on october2022 [Member]
Short-Term Debt [Line Items]
Convertible notes payable												$ 199,650
Debt instrument interest rate												0.00%
Debt instrument maturity date												Oct. 20, 2022
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 259,685	$ 220,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Mar. 23, 2023
Convertible Promissory Note Four [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable										$ 110,000
Debt instrument maturity date										Mar. 23, 2023
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 127,979	$ 110,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Apr. 28, 2023
Convertible Promissory Note Five [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable									$ 110,000
Debt instrument maturity date									Apr. 28, 2023
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 128,020	$ 110,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	May 10, 2023
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 63,301	$ 55,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Jun. 01, 2023
Convertible Promissory Note Seven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 55,000
Debt instrument maturity date								Jun. 01, 2023
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 94,314	$ 82,500
Debt instrument interest rate							0.00%				0.00%
Debt instrument maturity date							Jun. 22, 2023				Aug. 30, 2024
Convertible Promissory Note Eight [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable							$ 82,500
Debt instrument maturity date							Jun. 22, 2023
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 341,000				$ 341,000
Debt instrument interest rate											0.00%	0.00%
Debt Conversion, Converted Instrument, Amount											$ 341,000
Debt Conversion, Converted Instrument, Shares Issued											17,050
Debt instrument maturity date											July 2023	July 2023
Convertible Promissory Note Nine [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable													$ 324,500	$ 16,500	$ 341,000
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 123,200	$ 110,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Aug. 31, 2023
Convertible Promissory Note Ten [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable						$ 110,000
Debt instrument maturity date						Aug. 31, 2023
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 92,400	$ 82,500
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Sep. 09, 2023
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 123,200	$ 110,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Sep. 20, 2023
Convertible Promissory Note Twelve [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 110,000				$ 110,000
Debt instrument maturity date					Sep. 20, 2023
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 110,000	$ 110,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Oct. 20, 2023	Oct. 20, 2023
Convertible Promissory Note Thirteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 110,000
Debt instrument maturity date				Oct. 20, 2023
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 92,400	$ 82,500
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Aug. 30, 2024	Nov. 09, 2023
Convertible Promissory Note Fourteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 82,500
Debt instrument maturity date			Nov. 09, 2023
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 55,000	$ 55,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Nov. 14, 2023	Nov. 14, 2023
Convertible Promissory Note Fifteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 55,000
Debt instrument maturity date		Nov. 14, 2023
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 110,000	$ 110,000
Debt instrument interest rate											0.00%	0.00%
Debt instrument maturity date											Dec. 22, 2023
Convertible Promissory Note Sixteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 110,000
Debt instrument maturity date	Dec. 22, 2023
Convertible Promissory Note Seventeen [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 341,000
Debt instrument interest rate											0.00%
Debt Conversion, Converted Instrument, Amount											$ 1,179,200
Debt Conversion, Converted Instrument, Shares Issued											196,534
Debt instrument maturity date											July 2023
Convertible Promissory Note Seventeen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 1,443,200			$ 181,500
Debt instrument maturity date											Dec. 07, 2024
Debt instrument maturity date											January 2024 through